Share capital (Tables)	9 Months Ended
Sep. 30, 2018
Disclosure of classes of share capital [abstract]
Weighted average stock options
			Weighted
		Range	average
		of	remaining
		exercise	contractual
	Number	price	life (in years)
Outstanding, December 31, 2017	5,710,000	$1.75	7.39
Expired / Cancelled	-	-	-
Not vested	30,000	3.43	3.85
Outstanding, September 30, 2018	5,740,000	$1.76	6.62
Options exercisable	5,710,000	$1.75	6.64

Stock-based compensation
	Three months		Nine months
	ended September 30,		ended September 30,
Employee expenses	2018	2017	2018	2017
Stock options and stock compensation granted in:
2015	828,876	1,222,498	2,749,645	4,069,246
2016 and 2017	–	1,083,375	–	1,118,975
2018	341,821	–	341,821	–

Total stock-based compensation expense recognized	$1,170,697	$2,305,873	$3,091,466	$5,188,221

Disaggregated stock based compensation in statements of operations and comprehensive loss
	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2018	2017	2018	2017

Stock-based compensation pertaining to general and administrative	$728,438	$1,694,624	$1,688,822	$3,153,598
Stock-based compensation pertaining to research and development	442,259	611,249	1,402,644	2,034,623
Total	$1,170,697	$2,305,873	$3,091,466	$5,188,221